Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

On October 28, 2022, the Company determined that it would close down its vie.gg New Jersey operations and exit its transactional waiver from the New Jersey Division of Gaming Enforcement.

On November 10, 2022, the Company determined that it would be closing down its licensed remote gambling operation in the UK market. The Company will surrender its UK license as part of the winding down of the Argyll UK iGaming operations.

Note 21 – Subsequent Events

September 2022 Financing

On September 15, 2022, the Company entered into a underwriting agreement (the “Underwriting Agreement”) with Maxim Group LLC and Joseph Gunnar & Co., LLC, as representative of the several underwriters identified therein (collectively, the “Underwriters”), relating to a firm commitment public offering of (a) 30,000,000 shares of the Company’s Common Stock and (b) Warrants (“September 2022 Warrants”) to purchase up to 30,000,000 shares of Common Stock, at an exercise price of $0.25 per share, at an aggregate price of $0.25 per share and accompanying Warrant (the “September 2022 Offering”). Under the terms of the Underwriting Agreement, the Company granted the Underwriters a 45-day option an option to purchase up to an additional 4,500,000 of Common Stock (the “September 2022 Overallotment Common Stock”) and/or Warrants (the “September 2022 Overallotment Warrants”) (collectively, the “September 2022 Overallotment”). The closing of the offering took place on September 19, 2022.

The gross proceeds received from the sale of the shares of the Common Stock and September 2022 Warrants in the September 2022 Offering, before deducting underwriting discounts and commissions and estimated offering expenses payable by the Company and before any overallotment, was $7,500,000.

The underwriters exercised their option for 3,600,000 September Overallotment Warrants, at a purchase price of $0.01 per warrant, with an exercise price of $0.25 per warrant. Total proceeds from the September 2022 Overallotment Warrants was $36,000.

The Company remitted to the Holder of the Senior Convertible Note an amount of $2,265,928 equal to fifty percent (50%) of all net proceeds above $2,000,000 following the payment of 7% in offering fees including Underwriting discounts and commissions. In addition, as part of the September 2022 Offering, the Holder purchased $512,500 of securities (2,050,000 shares of Common Stock and 2,050,000 Warrants) and the Company paid the Holder an additional $512,500. The proceeds remitted to the Holder of the Senior Convertible Note reduced the principal balance of the Senior Convertible Note on a dollar-for-dollar basis.

The net proceeds received by the Company, after deducting underwriting discounts and commissions and offering expenses payable by the Company and amounts remitted to the Holder of the Senior Convertible Note was $4,080,990.

The shares of Common Stock and the September 2022 Warrants, including the 2022 Overallotment Warrants, sold by the Company have been registered pursuant to a registration statement on Form S-3 (File No. 333-252370), which the SEC declared effective on February 5, 2021. A final prospectus supplement and accompanying base prospectus relating to the offering were filed with the SEC on September 19, 2022.

The Company does not intend to list the September 2022 Warrants, including the 2022 Overallotment Warrants, sold in the offering on any securities exchange or other trading market.

On September 19, 2022, prior to the closing of the offering, the Company entered into a warrant agency agreement (the “Warrant Agency Agreement”) with Vstock Transfer, LLC (“Vstock”), to serve as the Company’s warrant agent for the September 2022 Warrants, including September 2022 Overallotment Warrants. Upon the closing of the offering. The September 2022 Warrants, including September 2022 Overallotment Warrants are exercisable upon issuance and expire five years from the date they first became exercisable.